K&L GATES LLP
One Lincoln Street
Boston, MA 02111

June 16, 2011

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
Washington, D.C.  20549

Re:	Man Long Short Fund
Registration Statement on Form N-2 (333-167629, 811-22430)

Ladies and Gentleman:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of each of the above captioned fund (the “Registrant”) is post-effective amendment number 1 to the Registrant’s Registration Statement on Form N-2 (the “Registration Statement”).  This filing represents the annual update for the Registrant, and would, if the Registrant was an open-end investment company, be filed pursuant to Rule 485(b).  In this regard, the Registrant requests limited review based on the staff's previous review of Registrant’s filings, and the Registrant seek effectiveness no later than July 1, 2011.

As you may recall, the Fund is a closed-end management investment company, which intends to make a public offer of securities upon effectiveness of the Registration Statement pursuant to the 1933 Act.  The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

The Fund’s investors must meet the eligibility criteria established in the Registration Statement.  Despite registration of securities under the 1933 Act, the Fund requires investors to meet the qualifications currently stated in Rule 501(a) under the 1933 Act, and to make a minimum investment in a Fund of at least $50,000.

The Fund’s investment objective is to seek to capture a proportion of upside in rising equity markets while moderating downside in market downturns over a full market cycle, by investing across long-short equity strategies. The Fund invests substantially all of its assets in pooled investment vehicles globally in long-short equity strategies including: net long, variable equity, market neutral and dedicated short-selling.

To facilitate your review, we can send to you under separate cover marked versions of the prospectus and statements of additional information showing changes from the current offering documents.  Please note that, in keeping with the request for limited review based on the staff's prior review, the changes from the previously effective filings are limited to routine updates to the expense, financial and performance tables, and ownership of fund shares.  The investment strategies and investment policies of the funds have not changed.

Any questions or comments should be directed to the undersigned at (617) 261-3133 or to George J. Zornada at 617.261.3231.

Sincerely,

/s/ Michael S. Caccese

Michael S. Caccese